Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2015 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2015 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.83%)
Since Inception	(6.44%)
Fidelity Freedom Blend 2015 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.29%)
Since Inception	(8.50%)
Fidelity Freedom Blend 2015 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.31%)
Since Inception	(5.22%)
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(6.96%)	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Since Inception	(5.81%)	[1]

[1]	AFrom April 6, 2021.